Other reserves - Summary of Other Reserves (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Disclosure of reserves within equity [line items]
Beginning balance		£ 5,050.1	[1]	£ 8,297.3	[1]	£ 9,576.9
Exchange adjustments recycled to the income statement on disposal of discontinued operations		0.0		(20.6)	[2]	(284.0)	[2]
Share cancellations		(729.3)		(281.2)		(47.7)
Recognition and remeasurement of financial instruments		(241.6)	[3]	76.9		23.7
Share of other comprehensive income/(loss) of associate undertakings		13.5		(61.5)	[2]	0.0	[2]
Share purchases – close period commitments		(211.7)	[4]	252.3	[5]	(252.3)	[5]
Ending balance		4,069.0		5,050.1	[1]	8,297.3	[1]
Gains (losses) on exchange differences on translation of foreign operations, net of tax		(105.0)		81.3		(625.1)
Gains (losses) on hedges of net investments in foreign operations, net of tax		45.5		9.7
Gains (losses) on cash flow hedges, net of tax		(38.0)		(5.9)
Previously stated
Disclosure of reserves within equity [line items]
Beginning balance						9,683.2
Increase (decrease) due to corrections of prior period errors
Disclosure of reserves within equity [line items]
Beginning balance	[6]					(106.3)
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance		191.2		(174.7)		957.6
Exchange adjustments recycled to the income statement on disposal of discontinued operations				(20.6)		(284.0)
Share cancellations		7.2		3.2		0.5
Recognition and remeasurement of financial instruments		(242.7)	[3]	103.5		10.6
Share of other comprehensive income/(loss) of associate undertakings		7.3		(61.5)
Share purchases – close period commitments		(211.7)	[4]	252.3	[5]	(252.3)	[5]
Ending balance		(335.9)		191.2		(174.7)
Gains (losses) on exchange differences on translation of foreign operations, net of tax		(94.7)		85.2		(607.1)
Gains (losses) on hedges of net investments in foreign operations, net of tax		45.5		9.7
Gains (losses) on cash flow hedges, net of tax		(38.0)		(5.9)
Other reserves | Previously stated
Disclosure of reserves within equity [line items]
Beginning balance						962.4
Other reserves | Increase (decrease) due to corrections of prior period errors
Disclosure of reserves within equity [line items]
Beginning balance	[6]					(4.8)
Capital redemption reserve
Disclosure of reserves within equity [line items]
Beginning balance		6.4		3.2		2.7
Share cancellations		7.2		3.2		0.5
Ending balance		13.6		6.4		3.2
Capital redemption reserve | Previously stated
Disclosure of reserves within equity [line items]
Beginning balance						2.7
Equity reserve
Disclosure of reserves within equity [line items]
Beginning balance		(122.3)		(478.1)		(236.4)
Recognition and remeasurement of financial instruments		(242.7)		103.5		10.6
Share purchases – close period commitments		(211.7)		252.3		(252.3)
Ending balance		(576.7)		(122.3)		(478.1)
Equity reserve | Previously stated
Disclosure of reserves within equity [line items]
Beginning balance						(236.4)
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance		(5.9)		0.0		0.0
Ending balance		(43.9)		(5.9)		0.0
Gains (losses) on cash flow hedges, net of tax		(38.0)		(5.9)
Hedging reserve | Previously stated
Disclosure of reserves within equity [line items]
Beginning balance						0.0
Translation reserve
Disclosure of reserves within equity [line items]
Beginning balance		313.0		300.2		1,191.3
Exchange adjustments recycled to the income statement on disposal of discontinued operations				(20.6)		(284.0)
Share of other comprehensive income/(loss) of associate undertakings		7.3		(61.5)
Ending balance		271.1		313.0		300.2
Gains (losses) on exchange differences on translation of foreign operations, net of tax		(94.7)		85.2		(607.1)
Gains (losses) on hedges of net investments in foreign operations, net of tax		£ 45.5		£ 9.7
Translation reserve | Previously stated
Disclosure of reserves within equity [line items]
Beginning balance						1,196.1
Translation reserve | Increase (decrease) due to corrections of prior period errors
Disclosure of reserves within equity [line items]
Beginning balance						£ (4.8)

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures have been restated as described in the accounting policies.
[3]	During the year, the Group merged Finsbury Glover Hering and Sard Verbinnen & Co to form a leading global communications firm. As a part of this transaction, certain management acquired shares in the Company and a put option was granted which allows the equity partners to require the Group to purchase these shares. This resulted in a movement in other reserves in the year of £219.6 million.
[4]	During 2021, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was recognised as a movement in other reserves in the year ended 31 December 2021.
[5]	During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2019 and was recognised as a movement in other reserves in the year ended 31 December 2019. As the close period ended on 27 February 2020 the movement in other reserves has been reversed in the year ended 31 December 2020.
[6]	Figures have been restated as described in the accounting policies.